Reserves	12 Months Ended
Jan. 31, 2020
Disclosure of reserves within equity [abstract]
Reserves

24	Reserves

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Foreign currency translation reserve
Opening balance	(2,013)	(2,006)
Transfers in	2,131	(7)
Balance at the end of the year	118	(2,013)

Foreign currency translation reserve

Exchange differences arising on translation of the foreign controlled entity are recognised in other comprehensive income - foreign currency translation reserve. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.